PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 89.0%
Asset-Backed Securities 0.8%
Collateralized Loan Obligations
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.720%(c)	05/17/31	16,450	$16,053,354
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.243(c)	10/20/30	28,250	27,834,239
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	5.583(c)	07/20/32	26,000	25,416,009
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.435(c)	01/22/31	9,750	9,597,321
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.552(c)	05/06/30	18,766	18,543,573
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.154(c)	10/15/32	25,000	24,462,725
Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.180(c)	04/18/31	28,220	27,608,018
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	10/20/28	2,746	2,709,714

Total Asset-Backed Securities (cost $154,180,053)				152,224,953
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (cost $4,275,998)	7.000	12/16/22(oo)	15,076	1,356,841
Corporate Bonds 78.1%
Advertising 0.4%
CMG Media Corp., Gtd. Notes, 144A(a)	8.875	12/15/27	90,641	69,603,829

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense 3.1%
Boeing Co. (The),
Sr. Unsec’d. Notes(a)	5.805%	05/01/50	90,942	$85,778,610
Sr. Unsec’d. Notes	5.930	05/01/60	48,720	45,065,485
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	42,550	39,898,710
Sr. Unsec’d. Notes, 144A(a)	7.125	06/15/26	45,845	45,157,325
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	52,169	52,560,267
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	42,540	42,470,660
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	171,143	167,968,297

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	23,550	23,292,867
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	12,934	12,614,530
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	15,830	13,926,392
Gtd. Notes(a)	5.500	11/15/27	28,139	26,520,206
Gtd. Notes(a)	6.375	06/15/26	9,977	9,794,811
Sr. Sec’d. Notes, 144A(a)	6.250	03/15/26	17,948	17,843,438
				582,891,598
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	62,109	53,975,471
Airlines 0.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	9,353	10,390,980
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	11,193	10,842,100
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	52,900	49,252,545

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	01/20/26	24,704	23,412,969
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,688	32,266,216
Sr. Sec’d. Notes, 144A	4.625	04/15/29	18,674	16,532,668
				142,697,478

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.3%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	11,626	$9,613,408
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	8,142	7,845,309
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	59,842	45,220,223
				62,678,940
Auto Manufacturers 1.5%
Allison Transmission, Inc., Gtd. Notes, 144A(a)	3.750	01/30/31	19,465	16,305,686
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	1,900	2,142,814
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	139,582	103,540,095
Sr. Unsec’d. Notes	5.291	12/08/46	53,114	42,240,563
Sr. Unsec’d. Notes	7.400	11/01/46	26,892	26,233,914
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	4.000	11/13/30	17,950	15,188,020
Sr. Unsec’d. Notes	5.584	03/18/24	530	525,364

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	7.750	10/15/25	29,200	26,568,788
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	49,221	43,053,644
				275,798,888
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	76,766	71,504,458
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	8,040	7,661,745
Gtd. Notes(a)	6.500	04/01/27	24,559	23,101,996

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	799	336,091
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	8,239	8,040,852
Dana, Inc.,
Sr. Unsec’d. Notes(a)	4.250	09/01/30	24,360	19,715,446
Sr. Unsec’d. Notes	4.500	02/15/32	14,150	11,190,316
Sr. Unsec’d. Notes(a)	5.375	11/15/27	10,775	9,918,855
Sr. Unsec’d. Notes(a)	5.625	06/15/28	7,429	6,834,156

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Titan International, Inc., Sr. Sec’d. Notes(a)	7.000%	04/30/28	26,845	$25,503,217
				183,807,132
Banks 0.2%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,150	21,847,401
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A(a)	7.625	05/01/26	14,790	12,709,680
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	7,600	5,537,284
				40,094,365
Building Materials 1.8%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	22,000	19,794,865
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	23,375	21,502,078
Gtd. Notes, 144A	7.375	06/05/27	2,680	2,714,170

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	6.125	01/15/29	45,023	30,420,548
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	18,294	17,404,768
Griffon Corp., Gtd. Notes	5.750	03/01/28	26,856	24,979,067
JELD-WEN, Inc.,
Gtd. Notes, 144A(a)	4.625	12/15/25	14,645	12,410,981
Gtd. Notes, 144A(a)	4.875	12/15/27	8,865	6,934,669
Masonite International Corp.,
Gtd. Notes, 144A(a)	3.500	02/15/30	13,533	10,521,907
Gtd. Notes, 144A(a)	5.375	02/01/28	5,269	4,768,445

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	26,665	21,854,427
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	63,237	56,277,478
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	31,375	24,080,471
Sr. Unsec’d. Notes, 144A(a)	4.375	07/15/30	71,478	58,596,920

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	4.750%	01/15/28	11,083	$10,051,802
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	19,833	18,369,480
				340,682,076
Chemicals 2.8%
Ashland LLC, Gtd. Notes	6.875	05/15/43	36,370	35,671,475
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	13,500	11,152,558
Sr. Unsec’d. Notes, 144A(a)	7.500	09/30/29	9,475	6,334,743

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	1,260	1,231,323
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	11,980	10,892,483
Gtd. Notes, 144A(a)	4.625	11/15/29	15,810	12,704,926
Gtd. Notes, 144A(a)	5.750	11/15/28	27,775	24,408,431

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	41,923	34,351,872
Diamond BC BV, Gtd. Notes, 144A(a)	4.625	10/01/29	17,418	13,107,045
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A(a)	10.000	12/15/28	31,750	27,750,755
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,540	2,465,387
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	3,600	3,423,672
Sr. Unsec’d. Notes, 144A	5.250	06/01/27	21,927	19,706,891
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	16,100	13,044,636
Sr. Unsec’d. Notes, 144A(a)	6.250	10/01/29	5,441	3,914,983

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(a)	7.250	04/01/25	54,332	48,769,237
SK Invictus Intermediate II Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000	10/30/29	31,720	25,247,534
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	9,674,437
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)	71,803	42,721,786
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)	25,785	25,398,682
Sr. Sec’d. Notes, 144A	10.875	08/01/24	8,597	8,468,045

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Tronox, Inc., Gtd. Notes, 144A(a)	4.625%	03/15/29	60,775	$49,046,834
Valvoline, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/30	17,554	17,076,268
Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	22,525	18,348,484
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	65,304	22,693,140
Sr. Sec’d. Notes, 144A(a)	9.500	07/01/25	23,430	17,162,475
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A(a)	4.875	06/15/27	3,357	3,007,632
Sr. Sec’d. Notes, 144A	5.625	10/01/24	8,030	7,851,547
				515,627,281
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	12,807	13,367,306
Commercial Services 3.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	21,168	19,775,101
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(a)	6.625	07/15/26	44,355	42,151,605
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29	71,573	51,476,606
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	60,302	54,400,098
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	40,288	33,841,920
Sr. Sec’d. Notes, 144A	4.625	06/01/28	35,956	30,158,095

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	16,763	14,823,969
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	10,397	9,121,088
Gtd. Notes, 144A	4.625	10/01/27	15,985	14,780,630

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	10,373	9,119,012
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	25,441,175
Gtd. Notes, 144A(a)	5.375	03/01/29	475	419,761
Gtd. Notes, 144A	5.750	07/15/27	370	343,791

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., (cont’d.)
Gtd. Notes, 144A	5.750%	07/15/27		619	$569,761

Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	11,000	10,850,690
Brink’s Co. (The),
Gtd. Notes, 144A(a)	4.625	10/15/27		3,173	2,930,852
Gtd. Notes, 144A	5.500	07/15/25		2,476	2,443,634

Carriage Services, Inc., Gtd. Notes, 144A(a)	4.250	05/15/29		8,946	6,705,972
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29		8,525	7,472,832
Gtd. Notes, 144A(a)	3.750	10/01/30		5,248	4,540,100
Hertz Corp. (The),
Gtd. Notes, 144A(a)	4.625	12/01/26		9,950	8,637,538
Gtd. Notes, 144A(a)	5.000	12/01/29		18,800	14,874,990

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		79,659	64,777,681
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.500	09/01/28		52,383	41,851,564
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		26,390	23,353,384
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31		19,105	16,366,527
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		23,383	19,298,390
Gtd. Notes(a)	3.875	02/15/31		4,595	3,952,814
Gtd. Notes(a)	4.000	07/15/30		2,906	2,524,609
Gtd. Notes(a)	4.875	01/15/28		59,499	56,804,428
Gtd. Notes(a)	5.250	01/15/30		34,470	32,615,504

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26		109,424	109,554,940
					735,979,061
Computers 0.6%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		6,425	5,654,000
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	7.375	02/15/30		28,510	23,581,200
NCR Corp.,
Gtd. Notes, 144A(a)	5.000	10/01/28		18,075	15,723,278
Gtd. Notes, 144A	5.125	04/15/29		29,525	25,402,255

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
NCR Corp., (cont’d.)
Gtd. Notes, 144A(a)	5.250%	10/01/30	12,000	$10,139,310
Gtd. Notes, 144A	5.750	09/01/27	11,642	11,320,722
Gtd. Notes, 144A(a)	6.125	09/01/29	1,050	1,019,222

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	22,329	22,170,206
				115,010,193
Distribution/Wholesale 0.4%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	76,861	66,461,655
Diversified Financial Services 3.0%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	25,173	21,977,883
goeasy Ltd. (Canada),
Gtd. Notes, 144A(a)	4.375	05/01/26	16,570	14,519,463
Gtd. Notes, 144A	5.375	12/01/24	886	841,700

Home Point Capital, Inc., Gtd. Notes, 144A(a)	5.000	02/01/26	13,425	8,155,445
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	5.000	08/15/28	57,205	48,271,391
LD Holdings Group LLC, Gtd. Notes, 144A(a)	6.125	04/01/28	43,888	22,169,228
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	29,800	24,207,147
LPL Holdings, Inc.,
Gtd. Notes, 144A(a)	4.000	03/15/29	39,550	34,579,066
Gtd. Notes, 144A(a)	4.375	05/15/31	1,250	1,080,018
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A(a)	5.125	12/15/30	59,645	47,161,364
Gtd. Notes, 144A	6.000	01/15/27	38,045	34,590,279

Navient Corp., Sr. Unsec’d. Notes(a)	5.500	03/15/29	31,775	26,121,631
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	15,095	11,985,794
Gtd. Notes(a)	4.000	09/15/30	47,540	35,906,046
Gtd. Notes	5.375	11/15/29	544	454,523
Gtd. Notes(a)	6.625	01/15/28	39,559	36,365,556
Gtd. Notes(a)	6.875	03/15/25	29,450	28,620,356

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes(a)	7.125%	03/15/26	55,153	$53,454,012
Gtd. Notes	8.250	10/01/23	1,568	1,579,044
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	21,950	17,203,700
Gtd. Notes, 144A(a)	5.375	10/15/25	24,700	22,596,554
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	3.625	03/01/29	1,468	1,181,420
Gtd. Notes, 144A(a)	3.875	03/01/31	3,547	2,743,055
Gtd. Notes, 144A(a)	4.000	10/15/33	15,100	11,098,421
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	26,385	21,602,719
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	27,090	24,516,450
				552,982,265
Electric 4.7%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	3.750	03/01/31	15,404	12,686,490
Sr. Sec’d. Notes, 144A	4.500	02/15/28	16,499	15,094,435
Sr. Sec’d. Notes, 144A(a)	5.250	06/01/26	2,812	2,697,774
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	70,190	60,758,463
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	87,581	75,660,572
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28	181,974	163,872,371

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	16,058	9,574,777
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	29,483	28,219,886
Gtd. Notes(a)	6.625	01/15/27	16,161	16,287,006
Gtd. Notes, 144A	3.375	02/15/29	19,191	16,026,419
Gtd. Notes, 144A(a)	3.625	02/15/31	45,028	36,258,655
Gtd. Notes, 144A	3.875	02/15/32	18,023	14,668,635
Gtd. Notes, 144A(a)	5.250	06/15/29	29,241	26,958,619
PG&E Corp.,
Sr. Sec’d. Notes(a)	5.000	07/01/28	24,240	22,126,026
Sr. Sec’d. Notes(a)	5.250	07/01/30	93,792	84,844,938
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	32,750	29,409,032

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)		47,340	$45,271,477
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		37,050	33,140,303
Gtd. Notes, 144A	5.000	07/31/27		82,490	77,256,878
Gtd. Notes, 144A(a)	5.500	09/01/26		35,237	34,092,212
Gtd. Notes, 144A(a)	5.625	02/15/27		81,847	79,154,773
					884,059,741
Electrical Components & Equipment 0.4%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	4,605,813
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		26,397	22,478,798
Gtd. Notes, 144A(a)	4.750	06/15/28		2,650	2,323,419
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		16,975	17,187,733
Gtd. Notes, 144A	7.250	06/15/28		29,217	29,614,036
					76,209,799
Electronics 0.2%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		41,105	37,903,882
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29		4,590	4,004,775
Gtd. Notes, 144A(a)	5.000	10/01/25		1,225	1,203,563

Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31		2,000	1,663,018
					44,775,238
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27		6,319	6,146,835
Artera Services LLC, Sr. Sec’d. Notes, 144A(a)	9.033	12/04/25		20,750	17,153,658
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		14,278	11,594,391
Gtd. Notes, 144A	4.125	02/15/32		14,630	11,773,817
					46,668,701

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 2.3%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	17,673	$6,607,271
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	17,630	17,395,187
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29	25,651	21,581,334

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	21,770	20,212,886
Everi Holdings, Inc., Gtd. Notes, 144A(a)	5.000	07/15/29	2,598	2,261,273
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	42,748	42,288,092
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	4.125	04/15/26	15,773	14,793,812
Sr. Sec’d. Notes, 144A(a)	5.250	01/15/29	13,636	12,749,660
Sr. Sec’d. Notes, 144A	6.250	01/15/27	14,796	14,703,525

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	21,760	19,584,000
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	29,440	25,423,079
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27	38,510	32,926,050
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29	44,995	37,078,209
Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	52,199	48,467,419

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31	47,125	35,890,524
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	26,698	22,593,219
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	7,126	7,348,893
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29	24,381	21,203,542
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25	20,362	20,385,004
				423,492,979

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A(a)	4.000%	08/01/28		8,700	$7,449,375
Gtd. Notes, 144A(a)	4.375	08/15/29		25,152	21,582,931
					29,032,306
Foods 2.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250	03/15/26		1,950	1,769,649
Gtd. Notes, 144A	3.500	03/15/29		12,134	10,115,531
Gtd. Notes, 144A	4.625	01/15/27		16,741	15,516,740
Gtd. Notes, 144A	5.875	02/15/28		7,075	6,771,115

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27		77,600	61,965,325
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		32,484	24,177,300
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(a)	7.500	04/15/25		26,274	25,698,228
Sr. Sec’d. Notes, 144A	4.625	11/15/28		6,384	5,648,174
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	3.750	12/01/31		18,077	14,998,086
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		12,473	11,962,213
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		70,950	59,770,573
Gtd. Notes	4.625	10/01/39		950	852,926
Gtd. Notes	4.875	10/01/49		31,500	28,422,236
Gtd. Notes	5.000	07/15/35		7,205	7,075,987
Gtd. Notes	5.200	07/15/45		11,700	11,050,084
Gtd. Notes(a)	5.500	06/01/50		41,869	41,651,111
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A(a)	4.125	01/31/30		11,260	10,061,314
Gtd. Notes, 144A	4.375	01/31/32		21,788	19,287,707

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	24,659	22,577,590
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32		25,052	20,259,483
Gtd. Notes, 144A	4.250	04/15/31		45,917	39,903,561
Gtd. Notes, 144A(a)	5.875	09/30/27		35,975	35,539,050
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	4.625	04/15/30		25,931	22,764,318

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Post Holdings, Inc., (cont’d.)
Gtd. Notes, 144A(a)	5.500%	12/15/29	13,929	$12,804,142
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31	28,674	24,222,622
				534,865,065
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	38,726	37,590,850
Sr. Unsec’d. Notes	5.625	05/20/24	6,233	6,187,257
Sr. Unsec’d. Notes	5.750	05/20/27	42,893	40,916,050
Sr. Unsec’d. Notes(a)	5.875	08/20/26	32,816	31,452,317
				116,146,474
Healthcare-Products 0.8%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(a)	3.875	04/01/29	82,422	70,849,004
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29	93,335	76,086,249
				146,935,253
Healthcare-Services 3.2%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	87,472	64,239,905
Gtd. Notes, 144A(a)	4.625	06/01/30	77,987	63,118,618
HCA, Inc.,
Gtd. Notes	7.050	12/01/27	8,725	9,143,419
Gtd. Notes	7.500	11/06/33	17,650	18,749,743
Gtd. Notes, MTN	7.580	09/15/25	7,101	7,422,229
Gtd. Notes, MTN	7.750	07/15/36	25,990	28,185,230
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A(a)	4.375	02/15/27	30,263	25,352,124
Sr. Sec’d. Notes, 144A(a)	6.750	04/15/25	7,928	7,305,278

LifePoint Health, Inc., Gtd. Notes, 144A(a)	5.375	01/15/29	36,544	21,309,003
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	56,473	48,306,973
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	108,149	86,100,592
Tenet Healthcare Corp.,
Gtd. Notes, 144A(a)	6.125	10/01/28	58,180	51,319,733

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.250%	06/01/29	67,381	$58,221,766
Sr. Sec’d. Notes, 144A	4.375	01/15/30	60,709	52,873,349
Sr. Sec’d. Notes, 144A(a)	4.625	06/15/28	3,326	2,994,307
Sr. Sec’d. Notes, 144A	4.875	01/01/26	1,906	1,809,796
Sr. Sec’d. Notes, 144A	6.125	06/15/30	7,163	6,789,975
Sr. Unsec’d. Notes(a)	6.875	11/15/31	53,941	47,609,369
				600,851,409
Home Builders 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	16,934	13,324,413
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,761	17,530,223
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	12,483	11,136,256
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	43,653	38,165,476
Gtd. Notes(a)	6.750	03/15/25	28,776	27,705,214
Gtd. Notes	7.250	10/15/29	90,728	80,127,866
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	53,996	42,550,468
Gtd. Notes, 144A(a)	6.250	09/15/27	37,618	33,197,885
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	14,319	11,419,403
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	32,688	31,825,171
Gtd. Notes, 144A(a)	3.875	08/15/29	17,396	14,037,624
Forestar Group, Inc.,
Gtd. Notes, 144A(a)	3.850	05/15/26	16,154	14,476,707
Gtd. Notes, 144A(a)	5.000	03/01/28	39,545	33,729,300
KB Home,
Gtd. Notes(a)	4.000	06/15/31	36,340	28,995,430
Gtd. Notes	4.800	11/15/29	30,314	26,312,093
Gtd. Notes(a)	6.875	06/15/27	22,675	22,607,817
Gtd. Notes	7.250	07/15/30	8,400	8,083,231
M/I Homes, Inc.,
Gtd. Notes(a)	3.950	02/15/30	6,520	5,003,421
Gtd. Notes	4.950	02/01/28	34,226	29,937,713
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.625	03/01/30	55,558	45,765,903
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	34,931	31,347,079
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	16,600	15,685,067

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Meritage Homes Corp., (cont’d.)
Gtd. Notes	6.000%	06/01/25	8,250	$8,182,426
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	50,125	43,279,757
Sr. Unsec’d. Notes(a)	4.750	04/01/29	18,584	15,422,751

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A(a)	7.500	02/15/26	37,665	32,787,252
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	19,619	18,340,436
Gtd. Notes, 144A	5.875	06/15/27	41,859	40,094,774
Sr. Unsec’d. Notes, 144A(a)	5.125	08/01/30	74,624	65,117,574

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	10,015	9,889,813
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	5,967,564
Gtd. Notes(a)	5.700	06/15/28	41,742	37,686,212
				859,732,319
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29	10,217	8,564,951
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	39,275	32,852,535
Central Garden & Pet Co.,
Gtd. Notes(a)	4.125	10/15/30	4,500	3,766,235
Gtd. Notes, 144A	4.125	04/30/31	905	756,533
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A(a)	7.000	12/31/27	31,203	25,898,490
Sr. Sec’d. Notes, 144A	5.000	12/31/26	5,450	4,959,500

Spectrum Brands, Inc., Gtd. Notes, 144A(a)	3.875	03/15/31	4,490	3,413,539
				71,646,832
Housewares 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	37,489	28,756,256

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares (cont’d.)
Scotts Miracle-Gro Co. (The), (cont’d.)
Gtd. Notes(a)	4.375%	02/01/32	15,225	$11,805,847
Gtd. Notes(a)	4.500	10/15/29	10,654	8,763,202

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	84,380	49,317,388
				98,642,693
Insurance 0.1%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	29,000	24,626,462
Internet 0.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	33,280	28,466,759
Sr. Unsec’d. Notes, 144A(a)	5.625	09/15/28	24,703	19,039,706

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	34,320	33,713,500
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	14,978,917
				96,198,882
Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	37,720	36,661,644
Commercial Metals Co.,
Sr. Unsec’d. Notes(a)	4.125	01/15/30	9,425	8,116,906
Sr. Unsec’d. Notes	4.375	03/15/32	10,160	8,530,490
				53,309,040
Leisure Time 0.3%
Royal Caribbean Cruises Ltd., Sr. Sec’d. Notes, 144A	8.250	01/15/29	12,025	12,175,313
Viking Cruises Ltd., Gtd. Notes, 144A(a)	5.875	09/15/27	11,175	9,345,094
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	16,650	13,507,312
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	15,303	11,629,251
				46,656,970

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 1.3%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625%	02/15/32	43,415	$35,737,214
Gtd. Notes, 144A(a)	4.000	05/01/31	3,459	2,913,496
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	3,195	2,949,661
Gtd. Notes(a)	4.750	10/15/28	49,617	44,154,526
Gtd. Notes(a)	5.500	04/15/27	35,410	33,423,829
Gtd. Notes(a)	5.750	06/15/25	1,575	1,539,955
Gtd. Notes(a)	6.750	05/01/25	32,319	32,227,941

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	15,505	14,604,829
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	15,250	12,161,875
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	9,475	8,527,500
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	13,450	11,398,875
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	57,485	47,712,550
				247,352,251
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A(a)	5.000	05/15/29	26,280	23,854,798
Machinery-Diversified 0.4%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A(a)	4.625	12/15/28	26,632	22,184,439
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(a)	10.125	08/01/24	50,323	48,500,058
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	14,525	13,181,728
				83,866,225
Media 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	108,474	89,568,395
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	105,551	86,192,189
Sr. Unsec’d. Notes, 144A(a)	4.250	01/15/34	51,741	40,288,284
Sr. Unsec’d. Notes, 144A(a)	4.500	06/01/33	34,925	27,718,523
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	12,417	10,693,941
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,900	27,435,947
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	8,403	7,899,233

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	5.375%	06/01/29	14,806	$13,433,688
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	27,535	26,676,263
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31	27,213	19,618,736
Gtd. Notes, 144A(a)	4.125	12/01/30	20,475	15,671,608
Gtd. Notes, 144A(a)	4.500	11/15/31	8,756	6,858,450
Gtd. Notes, 144A(a)	5.375	02/01/28	15,756	14,151,211
Gtd. Notes, 144A	5.500	04/15/27	30,230	27,702,514
Gtd. Notes, 144A(a)	6.500	02/01/29	12,960	11,808,215
Sr. Unsec’d. Notes(a)	5.250	06/01/24	8,000	7,729,419
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30	126,914	80,312,559
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31	28,015	17,959,652
Sr. Unsec’d. Notes, 144A(a)	5.750	01/15/30	43,922	29,916,366
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	25,972	20,232,849
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $181,475,272; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27	267,691	9,493,661
Sec’d. Notes, 144A (original cost $59,318,362; purchased 11/18/21 - 08/03/22)(a)(f)	5.375	08/15/26	183,396	28,541,971
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	11,791	11,710,853
Gtd. Notes(a)	5.125	06/01/29	64,974	42,735,350
Gtd. Notes	7.375	07/01/28	28,355	20,911,713
Gtd. Notes	7.750	07/01/26	175,096	146,249,577
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	50,329	46,386,846
Gtd. Notes, 144A(a)	7.000	05/15/27	949	872,578

iHeartCommunications, Inc., Sr. Sec’d. Notes(a)	6.375	05/01/26	13,188	12,517,746
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	7,300	6,757,395
News Corp., Sr. Unsec’d. Notes, 144A(a)	3.875	05/15/29	10,433	9,271,781
Nexstar Media, Inc.,
Gtd. Notes, 144A(a)	4.750	11/01/28	6,587	5,860,874
Gtd. Notes, 144A(a)	5.625	07/15/27	11,799	11,180,856
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	35,927	29,442,247
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	72,454	39,883,298

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $26,053,310; purchased 04/02/20 - 09/03/21)(a)(f)	5.125%	02/15/27	28,766	$24,108,454
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	21,907	18,754,620
Sr. Sec’d. Notes, 144A	5.125	02/15/25	32,406	31,450,139
Sr. Sec’d. Notes, 144A	6.625	06/01/27	94,781	92,920,192

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.000	01/15/32	47,550	39,228,750
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A	5.125	02/28/30	1,800	1,457,280
				1,211,604,223
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A(a)	4.375	10/15/29	16,098	14,102,158
Mining 1.7%
Constellium SE, Gtd. Notes, 144A(a)	5.875	02/15/26	12,000	11,490,000
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A(a)	6.250	09/01/29	51,625	42,913,281
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	83,066	81,627,920
Gtd. Notes, 144A(a)	6.875	10/15/27	21,140	20,052,981
Gtd. Notes, 144A(a)	7.500	04/01/25	39,866	39,287,943

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.125	04/15/32	5,267	4,806,138
Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	330	305,402
Hecla Mining Co., Gtd. Notes(a)	7.250	02/15/28	20,395	20,021,572
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A(a)	4.500	04/01/26	13,025	11,787,625
Gtd. Notes, 144A(a)	6.125	04/01/29	37,970	34,078,075

New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	7.500	07/15/27	49,419	44,106,457
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	937	841,592

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Novelis Corp., (cont’d.)
Gtd. Notes, 144A(a)	3.875%	08/15/31	5,098	$4,196,122
Gtd. Notes, 144A(a)	4.750	01/30/30	13,155	11,874,775
				327,389,883
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	9,075	8,612,220
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	24,301,068
				32,913,288
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	10,920	9,177,187
Oil & Gas 6.5%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A(a)	8.250	02/15/26	29,475	29,329,436
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	104,709	712,021
Antero Resources Corp.,
Gtd. Notes, 144A(a)	5.375	03/01/30	37,475	34,972,699
Gtd. Notes, 144A(a)	7.625	02/01/29	23,477	24,017,991
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	22,028	21,649,527
Gtd. Notes, 144A	9.000	11/01/27	28,374	35,184,362
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	12,735	12,684,019

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	58,933	63,131,976
Chesapeake Energy Corp.,
Gtd. Notes, 144A(a)	5.500	02/01/26	17,495	16,985,940
Gtd. Notes, 144A(a)	5.875	02/01/29	12,820	12,305,835
Gtd. Notes, 144A(a)	6.750	04/15/29	33,424	33,132,832

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	56,830	56,027,444
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	54,878	54,680,511

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875%	01/15/30	18,625	$17,046,589
Gtd. Notes, 144A(a)	6.750	03/01/29	32,042	31,008,503
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/29	7,850	7,230,854
Sr. Unsec’d. Notes, 144A(a)	5.625	10/15/25	7,487	7,326,959

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	46,988	46,243,279
EQT Corp., Sr. Unsec’d. Notes	5.000	01/15/29	10,350	9,921,934
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	24,800	22,757,015
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	21,810	20,130,982
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	25,890	23,775,902
Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/28	47,548	45,476,666
Sr. Unsec’d. Notes, 144A(a)	6.250	04/15/32	24,875	22,813,084
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	5.875	02/01/29	32,425	30,771,325
Gtd. Notes, 144A	7.125	02/01/27	47,712	48,380,445
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	26,955	25,910,494
Gtd. Notes, 144A(a)	7.500	01/15/28	66,885	60,948,956
Nabors Industries, Inc.,
Gtd. Notes(a)	5.750	02/01/25	45,170	43,365,550
Gtd. Notes, 144A(a)	7.375	05/15/27	1,775	1,732,171
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	6.125	01/01/31	1,210	1,228,210
Sr. Unsec’d. Notes	6.200	03/15/40	1,771	1,729,168
Sr. Unsec’d. Notes	6.450	09/15/36	300	302,048
Sr. Unsec’d. Notes(a)	6.625	09/01/30	2,327	2,428,454
Sr. Unsec’d. Notes	6.950	07/01/24	413	418,848
Sr. Unsec’d. Notes	7.125	10/15/27	1,230	1,262,479
Sr. Unsec’d. Notes	7.150	05/15/28	22,392	23,215,928
Sr. Unsec’d. Notes	7.200	04/01/28	2,400	2,421,621
Sr. Unsec’d. Notes	7.875	09/15/31	850	931,073
Sr. Unsec’d. Notes	7.950	04/15/29	9,025	9,410,207
Sr. Unsec’d. Notes	7.950	06/15/39	8,100	8,793,697
Sr. Unsec’d. Notes(a)	8.875	07/15/30	1,450	1,659,542
Parkland Corp. (Canada),
Gtd. Notes, 144A(a)	4.500	10/01/29	21,100	17,776,750
Gtd. Notes, 144A(a)	4.625	05/01/30	22,925	19,150,857

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A(a)	6.875%	01/15/29	8,275	$7,818,634
Gtd. Notes, 144A	7.125	01/15/26	28,552	27,909,580
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	56,732	54,984,737
Gtd. Notes, 144A(a)	4.750	02/15/30	9,625	8,563,455
Southwestern Energy Co.,
Gtd. Notes(a)	4.750	02/01/32	25,150	22,128,068
Gtd. Notes	5.375	02/01/29	5,625	5,311,164
Gtd. Notes(a)	5.375	03/15/30	63,181	59,395,057
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	25,633	22,411,995
Gtd. Notes(a)	4.500	04/30/30	29,625	25,723,263
Gtd. Notes(a)	5.875	03/15/28	3,936	3,780,353
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	19,028	16,506,790
Gtd. Notes, 144A	7.500	01/15/26	9,458	7,985,389
Gtd. Notes, 144A	8.000	02/01/27	1,220	997,350
Gtd. Notes, 144A	11.500	01/30/27	3,550	3,591,002
				1,217,491,020
Packaging & Containers 1.4%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	39,731	29,400,711
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unsec’d. Notes, 144A(a)	4.000	09/01/29	4,615	3,690,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A(a)	5.250	08/15/27	8,175	6,172,125
Sr. Sec’d. Notes, 144A(a)	4.125	08/15/26	10,275	9,016,312
Sr. Unsec’d. Notes, 144A(a)	5.250	08/15/27	9,110	6,785,037

Graham Packaging Co., Inc., Gtd. Notes, 144A(a)	7.125	08/15/28	33,920	28,823,933
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	11,225	10,977,605
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%(a)	9.000	01/15/26	18,475	13,024,875

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000%	09/15/28	35,362	$28,466,410
LABL, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.875	11/01/28	24,240	21,543,332
Sr. Sec’d. Notes, 144A	6.750	07/15/26	275	262,708
Sr. Unsec’d. Notes, 144A(a)	8.250	11/01/29	49,977	40,656,034
Sr. Unsec’d. Notes, 144A(a)	10.500	07/15/27	4,786	4,404,303

OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	13,450	11,567,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	4,236	4,068,624
Gtd. Notes, 144A(a)	6.625	05/13/27	3,530	3,407,484

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	21,350	18,556,048
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	6,874	5,914,340
Gtd. Notes, 144A	9.250	08/01/24	12,710	12,167,272

TriMas Corp., Gtd. Notes, 144A(a)	4.125	04/15/29	12,675	10,906,222
				269,811,175
Pharmaceuticals 2.1%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	48,526	40,815,643
Gtd. Notes, 144A	5.125	03/01/30	11,619	9,945,811
Gtd. Notes, 144A	6.125	08/01/28	19,578	18,071,917

Bausch Health Americas, Inc., Gtd. Notes, 144A(a)	8.500	01/31/27	2,823	1,388,637
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.000	01/30/28	49,922	21,466,460
Gtd. Notes, 144A(a)	5.000	02/15/29	77,421	32,903,925
Gtd. Notes, 144A(a)	5.250	01/30/30	98,483	41,855,275
Gtd. Notes, 144A(a)	5.250	02/15/31	42,358	17,790,360
Gtd. Notes, 144A(a)	6.250	02/15/29	199,302	84,703,350
Gtd. Notes, 144A(a)	7.000	01/15/28	11,113	4,834,155
Gtd. Notes, 144A(a)	7.250	05/30/29	8,601	3,655,425
Gtd. Notes, 144A(a)	9.000	12/15/25	3,775	2,755,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	4,474	2,729,140

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000%	02/15/30	46,125	$39,408,354
Sr. Sec’d. Notes, 144A	6.750	02/15/30	7,550	6,899,940

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	12,847	11,546,241
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	14,123	12,708,852
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	23,694	21,022,504

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	34,502	27,934,019
				402,435,758
Pipelines 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A(a)	5.375	06/15/29	31,170	28,753,876
Gtd. Notes, 144A(a)	5.750	03/01/27	35,490	34,218,878
Gtd. Notes, 144A(a)	5.750	01/15/28	40,953	38,705,885
Gtd. Notes, 144A	7.875	05/15/26	4,575	4,692,538
Cheniere Energy Partners LP,
Gtd. Notes(a)	4.000	03/01/31	37,125	32,434,654
Gtd. Notes	4.500	10/01/29	1,322	1,213,496

Cheniere Energy, Inc., Sr. Unsec’d. Notes(a)	4.625	10/15/28	87,539	80,671,411
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	6,950	5,815,409
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	10,687	10,403,023
Gtd. Notes	5.625	07/15/27	13,195	13,189,445
Gtd. Notes, 144A	6.450	11/03/36	3,455	3,455,153

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	14,443,995
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	50	45,985
Sr. Unsec’d. Notes	5.500	07/15/28	2,300	2,132,466
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	3,242	3,187,459
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	26,949	26,596,539
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/27	7,125	7,192,069
Sr. Unsec’d. Notes, 144A(a)	7.500	06/01/30	6,650	6,712,006
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	16,086	14,523,443

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes	7.000%	08/01/27	14,055	$13,346,214
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	1,475	1,382,574
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	4,000	3,420,041
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	133,488
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	53,123	44,097,760
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	9,417	8,492,342
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	62,667	56,899,894
Gtd. Notes, 144A	6.000	03/01/27	15,384	14,633,139
Gtd. Notes, 144A(a)	6.000	12/31/30	26,692	24,138,793
Gtd. Notes, 144A	6.000	09/01/31	2,263	2,017,188
Gtd. Notes, 144A(a)	7.500	10/01/25	6,207	6,286,372
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	19,005	16,577,411
Sr. Sec’d. Notes, 144A	4.125	08/15/31	11,685	10,081,056
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	22,264	21,394,764
Sr. Unsec’d. Notes(a)	4.300	02/01/30	4,719	4,216,530
Sr. Unsec’d. Notes	4.500	03/01/28	325	304,604
Sr. Unsec’d. Notes	5.450	04/01/44	578	482,662
Sr. Unsec’d. Notes(a)	5.500	08/15/48	6,380	5,301,013
Sr. Unsec’d. Notes(a)	5.500	02/01/50	10,200	8,319,735
				569,913,310
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	62,969	53,543,803
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	34,691	33,699,938
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	35,325	29,608,950
Gtd. Notes, 144A	4.375	02/01/31	25,977	21,329,413
Gtd. Notes, 144A(a)	5.375	08/01/28	31,235	28,300,148

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	63,996	53,091,810

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A(a)	5.250%	04/15/30	16,541	$12,152,647
Gtd. Notes, 144A(a)	5.750	01/15/29	9,200	6,984,034
				238,710,743
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	50,779	35,390,111
Gtd. Notes	9.750	06/15/25	46,956	45,719,499
Sr. Unsec’d. Notes	4.750	05/01/24	7,609	6,662,928
Sr. Unsec’d. Notes(a)	4.750	02/15/28	45,104	30,867,993
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	3.500	03/15/31	32,861	23,245,574
Gtd. Notes(a)	5.000	10/15/27	13,634	11,631,823
Gtd. Notes(a)	5.250	08/01/26	2,250	2,013,924

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	52,775	53,130,039
Sabra Health Care LP, Gtd. Notes(a)	5.125	08/15/26	6,308	5,968,352
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	545	455,759
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	133,858	134,810,699
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A(a)	4.750	04/15/28	22,095	18,440,790
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	7,250	6,799,632
Gtd. Notes, 144A	4.500	01/15/28	20,579	18,841,639
Gtd. Notes, 144A(a)	4.625	12/01/29	36,481	33,042,250
Gtd. Notes, 144A(a)	5.625	05/01/24	2,154	2,137,146
				429,158,158
Retail 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	69,669	58,173,615
Sr. Sec’d. Notes, 144A	3.875	01/15/28	9,773	8,720,448
At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29	64,767	38,092,930

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
At Home Group, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A(a)	4.875%	07/15/28		7,650	$5,614,085

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%(a)	7.750	04/01/27		6,975	4,601,672
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24		8,881	8,573,032
Sr. Unsec’d. Notes	3.875	05/15/23		9,130	9,052,224

Carrols Restaurant Group, Inc., Gtd. Notes, 144A(a)	5.875	07/01/29		24,820	17,450,932
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.375	02/07/25	EUR	26,954	24,416,937
Sr. Sec’d. Notes	6.250	10/30/25	EUR	32,433	29,434,196
Sr. Sec’d. Notes, 144A	6.750	02/07/25		6,325	5,724,125
Sr. Sec’d. Notes, 144A	8.500	10/30/25		27,900	26,505,000
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	5.375	04/01/26		8,315	7,651,700
Sr. Unsec’d. Notes, 144A(a)	5.875	04/01/29		5,438	4,588,882
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750	01/15/30		49,510	41,662,500
Sr. Sec’d. Notes, 144A(a)	4.625	01/15/29		12,925	11,408,898

Foundation Building Materials, Inc., Gtd. Notes, 144A(a)	6.000	03/01/29		54,640	40,937,268
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		24,494	18,802,538
Gtd. Notes, 144A(a)	3.875	10/01/31		46,782	35,315,421

LBM Acquisition LLC, Gtd. Notes, 144A(a)	6.250	01/15/29		37,870	26,026,058
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		21,575	18,172,900
Park River Holdings, Inc.,
Gtd. Notes, 144A(a)	5.625	02/01/29		71,577	48,861,911
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		9,165	6,311,678
Patrick Industries, Inc.,
Gtd. Notes, 144A(a)	4.750	05/01/29		19,275	15,361,054
Gtd. Notes, 144A(a)	7.500	10/15/27		12,225	11,648,541

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		62,320	59,673,808
SRS Distribution, Inc., Gtd. Notes, 144A(a)	6.000	12/01/29		39,975	32,933,693

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes(a)	5.875%	03/01/27	34,843	$33,401,701
Sr. Unsec’d. Notes, 144A(a)	5.000	06/01/31	39,247	33,673,798

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	59,375	50,246,094
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A(a)	6.875	10/15/28	25,060	21,690,833
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%(a)	8.250	03/15/26	4,125	3,540,963
				758,269,435
Software 0.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	57,101	51,340,586
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	36,208	35,339,156
Camelot Finance SA, Sr. Sec’d. Notes, 144A(a)	4.500	11/01/26	1,065	1,007,011
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A(a)	5.000	12/15/29	5,509	4,741,272
				92,428,025
Telecommunications 4.0%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A(a)	6.000	02/15/28	1,090	730,300
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	72,515	69,070,538
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%(a)	8.000	04/01/25	16,684	4,921,684
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A(a)	8.000	12/31/26	58,118	29,349,388
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25	72,890	45,920,707
Sr. Sec’d. Notes, 144A	8.750	05/25/24	76,959	66,954,302

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	178,995	68,018,100

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France),
Sr. Sec’d. Notes	5.625%	10/15/28	EUR	2,600	$2,526,043
Sr. Sec’d. Notes, 144A	6.500	10/15/26		27,950	26,412,750
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		32,825	30,906,379
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		110,159	110
Gtd. Notes, 144A^	8.500	10/15/24(d)		55,297	55
Gtd. Notes, 144A^	9.750	07/15/25(d)		89,167	89
Sr. Sec’d. Notes, 144A	6.500	03/15/30		101,045	92,708,787
Level 3 Financing, Inc.,
Gtd. Notes, 144A(a)	3.750	07/15/29		7,589	5,525,859
Gtd. Notes, 144A	4.250	07/01/28		15,545	12,313,683
Gtd. Notes, 144A	4.625	09/15/27		750	636,086
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		21,022	14,635,354
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		20,660	13,682,085
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		11,526	12,211,225
Gtd. Notes	8.750	03/15/32		34,652	41,431,254
Sprint LLC,
Gtd. Notes	7.125	06/15/24		33,082	33,771,377
Gtd. Notes	7.625	02/15/25		36,161	37,480,433
Gtd. Notes(a)	7.625	03/01/26		13,302	13,973,548
Gtd. Notes	7.875	09/15/23		29,489	30,037,708

Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29		11,800	12,043,434
Viasat, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.625	04/15/27		1,251	1,149,032
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		53,042	49,371,756
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.000	03/01/27		20,858	14,946,437
Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28		37,654	20,442,112
					751,170,615
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A(a)	3.375	04/01/26		575	528,364
Transportation 0.0%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27		7,975	8,099,631

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A(a)	5.500%	05/01/28		31,520	$27,397,043

Total Corporate Bonds (cost $17,279,381,472)					14,629,745,942
Floating Rate and other Loans 3.6%
Airlines 0.2%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.108(c)	04/21/28		45,555	44,935,891
Chemicals 0.0%
TPC Group, Inc., Term Loan DIP Facility, 1 Month SOFR + 10.114%^	13.910(c)	03/01/23		4,018	4,017,667
Computers 0.1%
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	7.821(c)	02/01/28		21,869	21,322,368
Cosmetics/Personal Care 0.1%
Rainbow Finco Sarl (Luxembourg), Facility B3 Loan, SONIA + 5.000%	6.691(c)	02/23/29	GBP	11,625	12,423,119
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26		35,287	11,358,146
Entertainment 0.1%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	7.050(c)	10/21/24		9,469	9,374,274
Housewares 0.1%
SWF Holdings I Corp., Initial Term Loan, 3 Month LIBOR + 4.000%	7.602(c)	10/06/28		29,049	22,682,437
Insurance 0.2%
Asurion LLC, New B-04 Term Loan, 1 Month LIBOR + 5.250%	9.321(c)	01/20/29		51,850	39,768,950

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Investment Companies 0.1%
Rainbow Midco Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 7.750%^	7.750%(c)	02/22/30	EUR	13,500	$13,205,214
Media 0.3%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%	11.894(c)	05/25/26		41,811	39,511,399
Second Lien Term loan, 1 Month SOFR + 3.350%	7.144(c)	08/24/26		136,894	21,817,482
					61,328,881
Oil & Gas 0.4%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	12.941(c)	11/01/25		58,174	61,373,570
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	10.321(c)	03/28/24		15,729	15,722,302
					77,095,872
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	7.924(c)	03/31/26		14,118	12,883,057
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	7.821(c)	03/06/28		45,812	43,964,960
					56,848,017
Software 0.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	7.821(c)	10/02/25		12,179	11,666,493
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	9.571(c)	02/27/26		11,900	10,885,192
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	10.621(c)	06/13/25		30,459	23,339,233
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24		28,372	25,612,033

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Software (cont’d.)

Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	7.380%(c)	02/15/28	7,952	$5,329,091
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.158(c)	07/14/28	50,399	41,547,312
				118,379,354
Telecommunications 1.0%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.321(c)	05/27/24	7,316	6,186,780
MLN US Holdco LLC,
Initial Term Loan, 6 Month SOFR + 6.440%	10.894(c)	10/18/27	1,038	999,559
Initial Term Loan, 6 Month SOFR + 6.700%	11.254(c)	10/18/27	2,343	1,886,321
Initial Term Loan, 6 Month SOFR + 9.250%^	13.704(c)	10/18/27	70	45,240
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	7.915(c)	10/10/24	8,491	7,772,727
Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	113,849	104,266,612
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	8.071(c)	10/02/28	61,306	49,695,974
Initial Term Loan- Second Lien, 1 Month LIBOR + 1.700%^	5.771(c)	10/01/29	17,685	14,678,550
				185,531,763

Total Floating Rate and other Loans (cost $767,009,538)				678,271,953
U.S. Treasury Obligations(k) 4.0%
U.S. Treasury Notes	2.500	03/31/27	110,000	103,907,032
U.S. Treasury Notes(h)	2.625	05/31/27	682,444	647,895,272

Total U.S. Treasury Obligations (cost $770,377,024)				751,802,304

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks 1.7%
Electric Utilities 0.2%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $21,213,596; purchased 02/28/19 - 10/23/20)*^(f)	195,390	$19,539,000
Keycon Power Holdings LLC*^	82,238	10,436,002
		29,975,002
Gas Utilities 0.5%
Ferrellgas Partners LP (Class B Stock) (original cost $113,624,931; purchased 03/31/10 - 11/04/21)^(f)	432,445	90,804,801
Hotels, Restaurants & Leisure 0.0%
CEC Entertainment, Inc.*	240,485	5,050,185
Independent Power & Renewable Electricity Producers 0.0%
Vistra Corp.	342,429	8,331,298
Oil, Gas & Consumable Fuels 0.7%
Chesapeake Energy Corp.	1,181,079	122,241,677
Wireless Telecommunication Services 0.3%
Intelsat Emergence SA (Luxembourg)*	2,411,616	59,988,948

Total Common Stocks (cost $203,455,320)		316,391,911
Preferred Stocks 0.8%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), 6.375%, Series K, Maturing 05/10/24(oo)	87,000	2,211,540
Construction Materials 0.0%
New Millennium Homes LLC, Maturing 01/01/49*^	2,000	10,000
Gas Utilities 0.8%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $142,482,000; purchased 03/29/21 - 02/09/22)^(f)	142,275	142,275,000
Media 0.0%
Adelphia Communications Corp.*^	20,000	20

Total Preferred Stocks (cost $140,262,643)		144,496,560

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	252,558	$2,407,080
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	252,558	499,938

Total Rights (cost $0)		2,907,018
Warrants* 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29	230	—
TPC Group, Inc., expiring 08/01/24^	48,201,233	4,820

Total Warrants (cost $5)		4,820

Total Long-Term Investments (cost $19,318,942,053)		16,677,202,302

	Shares
Short-Term Investments 23.2%
Affiliated Mutual Funds 16.1%
PGIM Core Short-Term Bond Fund(wc)	33,843,090	308,310,554
PGIM Core Ultra Short Bond Fund(wc)	205,688,806	205,688,806
PGIM Institutional Money Market Fund (cost $2,509,931,040; includes $2,501,971,280 of cash collateral for securities on loan)(b)(wc)	2,512,224,528	2,510,465,971

Total Affiliated Mutual Funds (cost $3,023,929,110)		3,024,465,331
Unaffiliated Fund 7.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,327,654,566)	1,327,654,566	1,327,654,566

Total Short-Term Investments (cost $4,351,583,676)		4,352,119,897

TOTAL INVESTMENTS 112.2% (cost $23,670,525,729)		21,029,322,199
Liabilities in excess of other assets(z) (12.2)%		(2,283,124,967)

Net Assets 100.0%		$18,746,197,232

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CSI—Credit Suisse International
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $298,635,607 and 1.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,448,036,186; cash collateral of $2,501,971,280 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $544,167,471. The aggregate value of $314,762,887 is 1.7% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wc)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Futures contracts outstanding at November 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4,341	2 Year U.S. Treasury Notes	Mar. 2023	$891,465,051	$2,019,893
286	5 Year Euro-Bobl	Dec. 2022	35,722,320	(860,318)
6,625	5 Year U.S. Treasury Notes	Mar. 2023	719,278,304	3,222,948
13,807	10 Year U.S. Treasury Notes	Mar. 2023	1,567,094,500	10,579,910
7	Euro Schatz Index	Dec. 2022	777,807	(10,067)
				14,952,366
Short Positions:
144	10 Year Euro-Bund	Dec. 2022	21,110,361	705,443
407	20 Year U.S. Treasury Bonds	Mar. 2023	51,689,000	(566,578)
890	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	121,290,313	(494,947)
				(356,082)
				$14,596,284
Forward foreign currency exchange contracts outstanding at November 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	MSI	GBP	35,339	$42,226,327	$42,593,847	$367,520	$—
Euro,
Expiring 12/02/22	BNP	EUR	72,768	75,150,086	75,732,382	582,296	—
				$117,376,413	$118,326,229	949,816	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/22	BNP	GBP	35,339	$40,038,591	$42,593,847	$—	$(2,555,256)
Expiring 01/12/23	MSI	GBP	35,339	42,291,703	42,658,154	—	(366,451)
Euro,
Expiring 12/02/22	BNP	EUR	72,768	72,423,692	75,732,382	—	(3,308,690)
Expiring 01/12/23	BNP	EUR	72,768	75,426,968	75,997,776	—	(570,808)
				$230,180,954	$236,982,159	—	(6,801,205)
						$949,816	$(6,801,205)

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	12/20/22	5.000%(Q)	19,150	0.702%	$236,735	$37,621	$199,114	CSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/32	1.000%(Q)	722,680	$16,836,833	$4,035,367	$(12,801,466)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2022(4)	Value at Trade Date	Value at November 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	200,668	4.117%	$(3,890,865)	$8,559,199	$12,450,064
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM High Yield Fund
Schedule of Investments as of November 30, 2022 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	MSI	12/20/22	(80,060)	$(1,367,768)	$—	$(1,367,768)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	BNP	12/20/22	(40,950)	(221,308)	—	(221,308)
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	MSI	12/20/22	(39,040)	909,257	—	909,257
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	MSI	03/20/23	(84,650)	519,311	—	519,311
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.820%	BARC	03/20/23	(43,370)	316,663	—	316,663
					$156,155	$—	$156,155
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).